Fees Summary	May 21, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 359,000.00
Previously Paid Amount	0.00
Total Fee Amount	54.96
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 54.96
Narrative - Max Aggregate Offering Amount | shares	35,900,000
Final Prospectus	true